Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2014